Summary of principal accounting policies (Tables)	12 Months Ended
Mar. 31, 2020
Accounting Policies [Abstract]
Schedule of consolidated financial statement balances and amounts of the Company's VIE and its subsidiaries

The following consolidated financial data of the Company’s VIE and its subsidiaries, were included in the accompanying combined and consolidated financial statements after the elimination of intercompany balances and transactions among the Company, its subsidiaries, consolidated VIE and its subsidiaries.

	March 31, 2019	March 31, 2020
	(Amounts in thousands of RMB)
ASSETS
Cash and cash equivalents	89,951	113,429
Restricted cash	13,861	5,673
Short-term investments	-	25,550
Accounts receivable, net	29,372	60,370
Inventories	220,152	145,553
Advances to suppliers, net	41,591	32,628
Prepaid expense and other assets, net	32,969	34,158
Property and equipment, net	146,071	178,333
Intangible assets, net	3,174	1,883
Goodwill	1,002	1,002
Long-term investments	7,600	87,636
Other non-current assets	1,702	2,978
Total Assets	587,445	689,193
LIABILITIES
Accounts payable	78,060	104,822
Notes payable	30,645	10,698
Accrued salary and benefits	56,616	66,556
Accrued expenses and other current liabilities	23,370	23,352
Amounts due to related parties	574,860	18,097
Dividend payable	115	-
Income tax payable	1,674	1,653
Other non-current liabilities	12,826	12,334
Total Liabilities	778,166	237,512

	Year Ended March 31,
	2018	2019	2020
	(Amounts in thousands of RMB)
Net revenue	947,580	1,093,438	1,295,850
Loss from operations	(72,351)	(74,744)	(19,202)
Net loss	(89,954)	(78,125)	(24,556)

Net cash (used in) provided by operating activities	(27,575)	(9,394)	51,191
Net cash used in investing activities	(1,949)	(6,702)	(264,201)
Net cash provided by financing activities	39,076	88,987	228,300

Schedule of estimated useful lives of property and equipment	The estimated useful lives of property and equipment are as follows:
Buildings	35 years
General equipment	3 - 10 years
Motor vehicles	4 years
Leasehold improvements	Lesser of lease term or estimated useful life of 5 years
Warehouse equipment under capital lease	10 years

Schedule of estimated economic useful lives	amortization is computed over the following estimated economic useful lives:
Exclusive cooperation rights	5 years
Accounts in social media platforms	4 years
Trademarks and software	3-10 years